EVENTS SUBSEQUENT TO BALANCE DATE	12 Months Ended
Jun. 30, 2024
EVENTS SUBSEQUENT TO BALANCE DATE [Abstract]
EVENTS SUBSEQUENT TO BALANCE DATE
22.	EVENTS SUBSEQUENT TO BALANCE DATE

(a)
On October 21, 2024, the Company announced that it had received firm commitments for a placement of 31.3 million new fully paid ordinary shares at an issue price of A$3.20 per share to raise gross proceeds of A$100 million (approximately US$67 million) before costs. On October 25, 2024, the Company completed the first tranche of the placement, comprising 30.7 million shares to institutional, sophisticated and professional investors;

(b)
On September 23, 2024, the Company announced that it had executed a sourcing contract (Contract) for the supply of manufactured metal components for Ford Motor Company (Ford). The term of the Contract runs for 45 months commencing in 2025, with the Company contracted to supply titanium metal powder and manufacture components. Total revenues from the contract are expected to be approximately US$11 million. Actual revenues and Contract timing are subject to Ford’s annual volume estimates and final delivery schedule, which may change, as well as potential changes to component designs prior to the commencement of production, which are subject to a final engineering design; and

(c)
On July 7, 2024, the Company completed the second and final tranche of a placement of 26.2 million new fully paid ordinary shares at an issue price of A$1.91 per share to raise gross proceeds of A$50.0 million (US$33.4 million) before costs. The second tranche consisted of 0.4 million shares to institutional, sophisticated and professional investors and 3.3 million shares to Directors of the Company following shareholder approval.

Other than the above, as at the date of this report there are no other matters or circumstances which have arisen since June 30, 2024 that have significantly affected or may significantly affect:

•	the operations, in financial years subsequent to June 30, 2024, of the Group;

•	the results of those operations, in financial years subsequent to June 30, 2024, of the Group; or

•	the state of affairs, in financial years subsequent to June 30, 2024, of the Group.